UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        April 25, 2013
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           49
Form 13F Information Table Value Total:     $236,522
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                       TITLE
                                         OF               VALUE     SHRS OR            INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                         CLASS    CUSIP   (X$1000)    PRN AMT    SH/ PRN DISCRETIONSOLE SHARED  NONE
UNION PACIFIC CORPORATION               COM   907818108  12,091      84,906       SH      SOLE                 84,906
EXXON MOBIL CORPORATION                 COM   30231G102  10,616     117,812       SH      SOLE                117,812
INTERNATIONAL BUSINESS MACHINE          COM   459200101  10,196      47,800       SH      SOLE                 47,800
WAL-MART STORES                         COM   931142103   9,752     130,324       SH      SOLE                130,324
PEPSICO INCORPORATED                    COM   713448108   8,520     107,700       SH      SOLE                107,700
BERKSHIRE HATHAWAY                      COM   084670108   8,127        52         SH      SOLE                   52
ORACLE CORP                             COM   68389X105   7,889     244,000       SH      SOLE                244,000
CATERPILLAR TRACTOR CO                  COM   149123101   7,758      89,200       SH      SOLE                 89,200
PROCTER & GAMBLE CO                     COM   742718109   6,835      88,700       SH      SOLE                 88,700
SCHLUMBERGER LTD                        COM   806857108   6,598      88,100       SH      SOLE                 88,100
AMERICAN EXPRESS COMPANY                COM   025816109   6,388      94,700       SH      SOLE                 94,700
PHILIP MORRIS INTERNATIONAL             COM   718172109   6,360      68,600       SH      SOLE                 68,600
BHP BILLITON LTD - SPON ADR             ADR   088606108   6,213      90,800       SH      SOLE                 90,800
COVIDIEN LTD                            COM   G2554F113   6,133      90,400       SH      SOLE                 90,400
ROYAL DUTCH SHELL PLC - ADR A           ADR   780259206   5,995      92,000       SH      SOLE                 92,000
VISA INC/A                              COM   92826C839   5,418      31,900       SH      SOLE                 31,900
INTEL CORP                              COM   458140100   5,363     245,600       SH      SOLE                245,600
3M COMPANY                              COM   88579Y101   5,316      50,000       SH      SOLE                 50,000
GENERAL ELECTRIC COMPANY                COM   369604103   5,283     228,500       SH      SOLE                228,500
AMETEK INC                              COM   031100100   5,236     120,750       SH      SOLE                120,750
MEAD JOHNSON NUTRITION CO               COM   582839106   4,771      61,600       SH      SOLE                 61,600
LOWE'S CORP                             COM   548661107   4,702     124,000       SH      SOLE                124,000
JM SMUCKER CO                           COM   832696405   4,591      46,300       SH      SOLE                 46,300
ENBRIDGE INC.                           COM   29250N105   4,375      94,000       SH      SOLE                 94,000
EMERSON ELECTRIC CO                     COM   291011104   4,241      75,900       SH      SOLE                 75,900
ILLINOIS TOOL WORKS                     COM   452308109   4,022      66,000       SH      SOLE                 66,000
YUM BRANDS INC                          COM   988498101   4,000      55,600       SH      SOLE                 55,600
CISCO SYSTEMS INC                       COM   17275R102   3,569     170,800       SH      SOLE                170,800
CME GROUP INC                           COM   12572Q105   3,500      57,000       SH      SOLE                 57,000
TARGET CORP                             COM   87612E106   3,470      50,700       SH      SOLE                 50,700
PFIZER INC                              COM   717081103   3,460     119,900       SH      SOLE                119,900
ABBVIE INC                              COM   00287Y109   3,250      79,700       SH      SOLE                 79,700
HSBC HOLDINGS PLC-SPONS ADR             ADR   404280406   3,227      60,500       SH      SOLE                 60,500
FRANKLIN RESOURCES                      COM   354613101   3,212      21,300       SH      SOLE                 21,300
MERCK & CO.                             COM   58933Y105   3,187      72,100       SH      SOLE                 72,100
PRAXAIR INC                             COM   74005P104   3,000      26,900       SH      SOLE                 26,900
EXPRESS SCRIPTS HOLDING CO              COM   30219G108   2,903      50,382       SH      SOLE                 50,382
ABBOTT LABS                             COM   002824100   2,815      79,700       SH      SOLE                 79,700
BP P.L.C.                               ADR   055622104   2,714      64,082       SH      SOLE                 64,082
VERISK ANALYTICS INC - CLASS A          COM   92345Y106   2,674      43,400       SH      SOLE                 43,400
ENBRIDGE ENERGY MANAGEMENT LLC          COM   29250X103   2,654      87,831       SH      SOLE                 87,831
FLOWSERVE CORP                          COM   34354P105   2,482      14,800       SH      SOLE                 14,800
ENSCO PLC-CL A                          COM   G3157S106   2,334      38,900       SH      SOLE                 38,900
KOHL'S CORP                             COM   500255104   2,288      49,600       SH      SOLE                 49,600
AVON PRODUCTS                           COM   054303102   2,233     107,700       SH      SOLE                107,700
ITC HOLDINGS CORP                       COM   465685105   1,848      20,700       SH      SOLE                 20,700
HOSPIRA INC                             COM   441060100   1,770      53,900       SH      SOLE                 53,900
TEVA PHARMACEUTICAL INDUSTRIES LTD      ADR   881624209   1,591      40,100       SH      SOLE                 40,100
ECOLAB INC                              COM   278865100   1,553      19,366       SH      SOLE                 19,366

GRAND TOTALS                                              236,522     3,964,605

